Related party transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Deposits from related parties	$ 245,084	$ 238,781
Lease expense			$ 5,019
Aviation Time Sharing Agreement
Related Party Transaction [Line Items]
Payments to related party	161	266	208
Certain Executive Officers, Certain Management and Directors and Their Associates | Unfunded Loan Commitment
Related Party Transaction [Line Items]
Unfunded commitments	23,059	19,404
Director
Related Party Transaction [Line Items]
Unamortized leasehold improvements	53	86
Operating lease expense	$ 510	$ 509
Lease expense			$ 516